Note 5 - Loans and Leases - Loans by Credit Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Loans and Leases Receivable, Gross, Total	$ 576,424	$ 561,614
Pass [Member]
Loans and Leases Receivable, Gross, Total	447,342	436,220
Special Mention [Member]
Loans and Leases Receivable, Gross, Total	2,207	4,755
Substandard [Member]
Loans and Leases Receivable, Gross, Total	4,946	4,562
Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Not Rated [Member]
Loans and Leases Receivable, Gross, Total	121,929	116,077
Residential 1 - 4 Family Real Estate [Member]
Loans and Leases Receivable, Gross, Total	122,905	119,841
Residential 1 - 4 Family Real Estate [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	9,219	10,461
Residential 1 - 4 Family Real Estate [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Residential 1 - 4 Family Real Estate [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	113,686	109,380
Commercial and Agricultural Real Estate Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	367,614	354,446
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	362,519	346,580
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	1,797	4,755
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	3,258	3,111
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial and Agricultural Real Estate Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	40
Commercial and Agriculture Loans [Member]
Loans and Leases Receivable, Gross, Total	77,658	80,630
Commercial and Agriculture Loans [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	75,559	79,179
Commercial and Agriculture Loans [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total	410
Commercial and Agriculture Loans [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total	1,688	1,451
Commercial and Agriculture Loans [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Commercial and Agriculture Loans [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	1
Consumer Portfolio Segment [Member]
Loans and Leases Receivable, Gross, Total	8,247	6,697
Consumer Portfolio Segment [Member] | Pass [Member]
Loans and Leases Receivable, Gross, Total	45
Consumer Portfolio Segment [Member] | Special Mention [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Substandard [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Doubtful [Member]
Loans and Leases Receivable, Gross, Total
Consumer Portfolio Segment [Member] | Not Rated [Member]
Loans and Leases Receivable, Gross, Total	$ 8,202	$ 6,697